Condensed Consolidated Balance Sheet Components - Accrued Expenses and Other Current Liabilites (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Regulated Operations [Abstract]
Accrued professional services	$ 1,527	$ 1,798	$ 656
Accrued payments related to acquisitions and financing	337	1,134
Accrued taxes and deferred tax liabilities	1,304	1,421	283
Common stock unvested liability	1,690	786
Other current liabilities	3,225	3,204	$ 2,748
Total	$ 8,083	$ 8,343